Income tax (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of Major Components of Income Tax
For the Three Months Ended June 30,			For the Six Months Ended June 30,
	2019	2018	2019	2018
	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,116	1,395	2,123	2,343
In respect of current period U.S.	(1)	(2)	(2)	(2)

	1,115	1,393	2,121	2,341
Deferred tax:
In respect of current period U.S.	(7)	(9)	(13)	(9)
In respect of prior period U.S.	—	(1)	—	(40)

Income tax credit	1,108	1,383	2,108	2,292

June 30, 2019		December 31, 2018
	(in thousands)
	£		£
Current income tax receivable
U.K. tax	6,362		4,239
U.S. tax	11		24

	6,373		4,263

Deferred tax asset
U.S. deferred tax asset	34		47